Income Taxes - Schedule of Federal and State Corporate Income Tax Rates (Details) (Sun & Sun Industries Inc [Member], USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Sun & Sun Industries Inc [Member]
Federal income taxes at the statutory tax rate	$ (36,010)	$ (200,369)	$ (254,741)	$ (8,624)
State and local income taxes	(9,363)	(52,096)	(66,233)	(2,242)
Valuation allowance	45,373	252,465	320,974	10,866
Income tax expense benefit